Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure

10.       Property, plant and equipment, net

	December 31,	December 31,
	2015	2014
	$’M	$’M
	____________	____________
Land and buildings	703.1	717.1
Office furniture, fittings and equipment	529.8	494.2
Warehouse, laboratory and manufacturing equipment	297.6	290.0
Assets under construction	93.7	43.9
	____________	____________
	1,624.2	1,545.2
Less: Accumulated depreciation	(796.1)	(707.7)
	____________	____________
	828.1	837.5
	____________	____________

Depreciation expense for the years to December 31, 2015, 2014 and 2013 was $138.5 million, $163.5 million and $127.6 million, respectively.